Related Parties (Details) - Schedule of Combined Remuneration Package, Including Employer Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Combined Remuneration Package, Including Employer Taxes [Abstract]
Number of management members and Executive Directors (in Shares)	4	4	4
Short-term employee benefits	$ 1,967	$ 1,550	$ 1,545
Post-employment benefits	48	54	52
Other employment costs	216	219	207
Total benefits	2,231	1,822	1,804
IFRS share-based compensation expense	$ 909	$ 863	$ 982
Number of warrants offered (in Shares)	220,000	220,000	220,000
Cumulative outstanding warrants (in Shares)	1,007,287	808,800	588,800
Exercisable warrants (in Shares)	644,283	361,864	128,223